Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Surplus	Surplus Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Dec. 31, 2020	$ 130,589			$ 6,769		$ 59,307		$ 68,935			$ 1,528		$ (5,950)
Increase (Decrease) in Stockholders' Equity
Net income	22,517							22,517
Other comprehensive income (loss)	1,765										1,765
Purchase of treasury stock	(2,148)												(2,148)
Stock dividend	0			255		5,130		(5,385)
Cash dividends declared, common stock	(3,767)							(3,767)
Ending balance at Dec. 31, 2021	148,956			7,024		64,437		82,300			3,293		(8,098)
Increase (Decrease) in Stockholders' Equity
Net income	20,751							20,751
Other comprehensive income (loss)	(35,007)										(35,007)
Purchase of treasury stock	(2,892)												(2,892)
Stock dividend	0			260		6,605		(6,865)
Cash dividends declared, common stock	(4,397)							(4,397)
Ending balance at Dec. 31, 2022	$ 127,411	$ (5,581)	$ 121,830	7,284	$ 7,284	71,042	$ 71,042	91,789	$ (5,581)	$ 86,208	(31,714)	$ (31,714)	(10,990)	$ (10,990)
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-13 [Member]
Net income	$ 956							956
Other comprehensive income (loss)	17,952										17,952
Share-based compensation expense	42					42
Stock dividend	0			271		5,734		(6,005)
Cash dividends declared, common stock	(4,695)							(4,695)
Ending balance at Dec. 31, 2023	$ 136,085			$ 7,555		$ 76,818		$ 76,464			$ (13,762)		$ (10,990)